Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 8	$ 2,660
Available-for-sale marketable securities:
Changes in unrealized gain (losses)	340	(54)
Reclassification adjustments for gain included in net income	(2)
Net change	338	(54)
Cash flow hedges:
Changes in unrealized gain	152	(26)
Reclassification adjustments for loss included in net income	(62)	(32)
Net change	90	(58)
Foreign currency translation adjustment	22	111
Net change in accumulated comprehensive income (loss)	450	(1)
Comprehensive income	$ 458	$ 2,259